Fair Value Measurement (Carrying value and estimated fair value) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value
Assets
Cash and cash equivalents	$ 560.0	$ 841.6
Carrying Value
Assets
Cash and cash equivalents	560.0	841.6
Term Loans | Fair Value
Liabilities
Debt	1,300.5	2,115.1
Term Loans | Carrying Value
Liabilities
Debt	2,595.9	2,662.7
Secured Debt | Fair Value
Liabilities
Debt	269.7	383.4
Secured Debt | Carrying Value
Liabilities
Debt	$ 282.3	$ 396.4